Segment Information - Summary of Group's Revenues Segregated Between Domestic and Export Sales (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Group's Revenues Segregated Between Domestic and Export Sales [Line Items]
Revenue	₽ 296,567	₽ 312,574	₽ 299,113
Domestic - Russia [member]
Disclosure of Group's Revenues Segregated Between Domestic and Export Sales [Line Items]
Revenue	171,215	178,880	176,906
Domestic - other [member]
Disclosure of Group's Revenues Segregated Between Domestic and Export Sales [Line Items]
Revenue	28,469	29,666	23,445
Country of domestic countries [member]
Disclosure of Group's Revenues Segregated Between Domestic and Export Sales [Line Items]
Revenue	199,684	208,546	200,351
Export [member]
Disclosure of Group's Revenues Segregated Between Domestic and Export Sales [Line Items]
Revenue	₽ 96,883	₽ 104,028	₽ 98,762